OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.		Obligations with the public
Nominal values Tax No.		Financial leases
Nederlandsche Credietverzekering Maatschappij [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.	0-E	0-E
Nominal values Creditor	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ
Nominal values Creditor country	Holland	Holland
Nominal values Currency	US$	US$
Nominal values Up to 90 days	$ 148	$ 138
Nominal values More than 90 days to one year	452,000	426
Nominal values More than one to three years	689,000	1,233,000
Nominal values More than three to five years		54,000
Total nominal value	1,289,000	1,851,000
Accounting values Up to 90days	153,000	147,000
Accounting values More than 90 days to one year	452,000	426,000
Accounting values More than one to three years	689,000	1,233,000
Accounting values More than three to five years		54,000
Total accounting value	$ 1,294,000	$ 1,860,000
Amortization	Monthly	Monthly
Effective rate %		6.01%
Nominal rate %	6.01%	6.01%
Natixis [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.		0-E
Nominal values Creditor		NATIXIS
Nominal values Creditor country		France
Nominal values Currency		US$
Nominal values Up to 90 days		$ 3,043
Nominal values More than 90 days to one year		6,490
Nominal values More than one to three years		44,525,000
Nominal values More than three to five years		41,731,000
Total nominal value		95,789,000
Accounting values Up to 90days		3,656,000
Accounting values More than 90 days to one year		6,490,000
Accounting values More than one to three years		44,525,000
Accounting values More than three to five years		41,731,000
Total accounting value		$ 96,402,000
Amortization		Quarterly/Semiannual
Effective rate %		6.87%
Nominal rate %		6.87%
Wacapou Leasing S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.	0-E	0-E
Nominal values Creditor	WACAPOU LEASING S.A.	WACAPOU LEASING S.A.
Nominal values Creditor country	Luxemburg	Luxemburg
Nominal values Currency	US$	US$
Nominal values Up to 90 days	$ 757	$ 728
Nominal values More than 90 days to one year	2,317,000	2,219
Nominal values More than one to three years	3,206,000	6,280,000
Total nominal value	6,280,000	9,227,000
Accounting values Up to 90days	777,000	756,000
Accounting values More than 90 days to one year	2,317,000	2,219,000
Accounting values More than one to three years	3,206,000	6,280,000
Total accounting value	$ 6,300,000	$ 9,255,000
Amortization	Quarterly	Quarterly
Effective rate %		4.81%
Nominal rate %	4.32%	4.81%
SOCIETE GENERALE MILAN BRANCH [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.		0-E
Nominal values Creditor		SOCIT GNRALE MILAN BRANCH
Nominal values Creditor country		Italy
Nominal values Currency		US$
Nominal values Up to 90 days		$ 9,422
Nominal values More than 90 days to one year		28,872
Nominal values More than one to three years		169,930,000
Total nominal value		208,224,000
Accounting values Up to 90days		10,212,000
Accounting values More than 90 days to one year		28,871,000
Accounting values More than one to three years		169,730,000
Total accounting value		$ 208,813,000
Amortization		Quarterly
Effective rate %		5.88%
Nominal rate %		5.82%
GA Telessis LLC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Tax No.	0-E	0-E
Nominal values Creditor	GA Telessis LLC	GA Telessis LLC
Nominal values Creditor country	U.S.A	U.S.A
Nominal values Currency	US$	US$
Nominal values Up to 90 days	$ 306	$ 299
Nominal values More than 90 days to one year	1,100,000	908
Nominal values More than one to three years	2,385,000	2,496,000
Nominal values More than three to five years	2,694,000	2,623,000
Nominal values More than five years	7,010,000	6,876,000
Total nominal value	13,495,000	13,202,000
Accounting values Up to 90days	399,000	568,000
Accounting values More than 90 days to one year	1,100,000	908,000
Accounting values More than one to three years	2,385,000	3,823,000
Accounting values More than three to five years	2,694,000	2,623,000
Accounting values More than five years	7,010,000	6,876,000
Total accounting value	$ 13,588,000	$ 14,798,000
Amortization	Monthly	Quarterly
Effective rate %		15.62%
Nominal rate %	14.72%	15.62%
Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Creditor	Total	Total
Nominal values Up to 90 days	$ 14,309	$ 13,630
Nominal values More than 90 days to one year	170,851,000	38,915
Nominal values More than one to three years	82,387,000	224,464,000
Nominal values More than three to five years	2,694,000	44,408,000
Nominal values More than five years	7,010,000	6,876,000
Total nominal value	277,251,000	328,293,000
Accounting values Up to 90days	15,461,000	15,339,000
Accounting values More than 90 days to one year	170,651,000	38,914,000
Accounting values More than one to three years	82,387,000	225,591,000
Accounting values More than three to five years	2,694,000	44,408,000
Accounting values More than five years	7,010,000	6,876,000
Total accounting value	$ 278,203,000	$ 331,128,000
Total consolidated [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2018 [Line Items]
Nominal values Creditor	Total consolidated	Total consolidated
Nominal values Up to 90 days	$ 407,312	$ 510,398
Nominal values More than 90 days to one year	960,151,000	843,836
Nominal values More than one to three years	2,006,441,000	2,605,097,000
Nominal values More than three to five years	1,637,296,000	1,411,899,000
Nominal values More than five years	2,183,164,000	1,943,107,000
Total nominal value	7,194,364,000	7,314,337,000
Accounting values Up to 90days	446,930,000	550,657,000
Accounting values More than 90 days to one year	974,331,000	846,500,000
Accounting values More than one to three years	1,958,570,000	2,543,952,000
Accounting values More than three to five years	1,620,521,000	1,390,110,000
Accounting values More than five years	2,193,175,000	1,930,508,000
Total accounting value	$ 7,193,527,000	$ 7,261,727,000